Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 649,916	$ 410,683
Money Market Funds and Term Deposits
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 423,443	$ 292,290